Leases - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Footnotes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Deferred head lease receipts, unearned revenue	$ 25,873	$ 16,998
Teekay Tangguh Joint Venture
Operating Leased Assets [Line Items]
Head lease receipts	271,300
Sublease payments made	212,100
Deferred head lease receipts, unearned revenue	3,700	3,700
Deferred head lease receipts, long-term liabilities	$ 33,000	$ 36,700